Schedule of trade, refund & other receivables and contract assets (Details) - INR (₨) ₨ in Thousands		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Provision moved to allowance for doubtful other financial assets		₨ (429)
Credit risk [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		294,325	687,511
Provisions accrued during the year	[1]	158,092	26,412
Amount written off during the year			(421,693)
Provision moved to allowance for doubtful other financial assets		(429)
Effect of movement in exchange rate		58	2,095
Balance at the end of the year		₨ 452,046	₨ 294,325

[1]	includes amount of INR Nil (March 31, 2022: INR 3,837) provision for trade receivable from joint venture.